Redeemable Non-Controlling Interest - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jul. 07, 2017	Jul. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Jan. 06, 2016
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, change in redemption value		$ 14,200
Excess accretion of non-controlling interest			$ 0	$ 0	$ 7,247	$ 6,800
WZ (UK) Ltd.
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest, equity, fair value								$ 10,800
Exercised call option								$ 30,000
Business acquisition, estimated aggregate purchase price	$ 25,000	$ 25,000					$ 33,400
Ownership interest					86.40%			57.50%
WZ (UK) Ltd.
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage		13.60%